Assets under construction	12 Months Ended
Jun. 30, 2019
Assets under construction
Assets under construction

18Assets under construction

	Property plant and equipment under construction	Other intangible assets under development	Exploration and evaluation assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

Balance as at 30 June 2018	163 783	1 125	453	165 361
Additions	52 786	289	67	53 142
to sustain existing operations	21 739	245	—	21 984
to expand operations	31 047	44	67	31 158
Net reclassification from/(to) other assets	(93)	—	323	230
Finance costs capitalised	6 942	—	—	6 942
Net impairment of assets under construction	(3 973)	—	(34)	(4 007)
Reclassification to disposal groups held for sale	(153)	—	—	(153)
Projects capitalised	(96 084)	(816)	—	(96 900)
Translation of foreign operations	3 971	29	1	4 001
Disposals and scrapping*	(852)	—	—	(852)

Balance at 30 June 2019	126 327	627	810	127 764

*   Determining as to whether, and how much, cost incurred on a project is abnormal and needs to be scrapped, involves judgement.  The factors considered by management include the scale and complexity of the project, the technology being applied and input from experts.

	Property plant and equipment under construction	Other intangible assets under development	Exploration and evaluation assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

Balance as at 30 June 2017	129 124	1 245	365	130 734
Additions	51 871	321	614	52 806
to sustain existing operations	18 889	238	—	19 127
to expand operations	32 982	83	614	33 679
Net reclassification from/(to) other assets	42	(33)	—	9
Finance costs capitalised	3 568	—	—	3 568
Net impairment of assets under construction	(1 478)	—	(312)	(1 790)
Reduction in rehabilitation provision capitalised (note 31)	(341)	—	(131)	(472)
Projects capitalised	(25 315)	(454)	—	(25 769)
Translation of foreign operations	7 464	46	(35)	7 475
Disposals and scrapping	(1 152)	—	(48)	(1 200)

Balance at 30 June 2018	163 783	1 125	453	165 361

	2019	2018
for the year ended 30 June	Rm	Rm

Business segmentation
 Mining	2 268	2 095
 Exploration and Production International	7 426	6 457
 Energy	7 698	5 993
 Base Chemicals	60 927	75 648
 Performance Chemicals	48 764	74 595
 Group Functions	681	573

Total operations	127 764	165 361

	2019	2018	2017
for the year ended at 30 June	Rm	Rm	Rm

Additions to assets under construction (cash flow)
Current year additions	53 142	52 806	60 312
Adjustments for non-cash items	1 410	(171)	(420)

cash flow hedge accounting	—	1	(2)
movement in environmental provisions capitalised	(537)	(172)	(418)
movement in long-term debt	(13)	—	—
LCCP investment incentives	1 960	—	—

Per the statement of cash flows*	54 552	52 635	59 892

	2019	2018
	Rm	Rm

Capital expenditure
Projects to sustain operations comprise of:
Secunda Synfuels Operations	10 315	8 608
Shutdown and major statutory maintenance	4 825	3 775
Renewals	1 880	1 481
Oxygen train 17 (Outside Battery Limits portion)	90	417
Sixth fine ash dam (environmental)	1 417	1 353
Volatile organic compounds abatement programme (environmental)	141	137
Coal tar filtration east project (safety)	329	294
Other environmental related expenditure	170	133
Other safety related expenditure	556	362
Other sustain	907	656
Mining (Secunda and Sasolburg)	2 894	3 720
Shondoni Colliery to maintain Middelbult Colliery operation	80	318
Impumelelo Colliery to maintain Brandspruit Colliery operation	157	258
Acquisition of mineral rights	—	650
Refurbishment of equipment	674	867
Mine geographical expansion	605	449
Other safety related expenditure	355	196
Other sustain	1 023	982
Other (in various locations)	8 758	6 797
Expenditure related to environmental obligations	590	476
Expenditure incurred relating to safety regulations	283	409
Other sustain	7 885	5 912

Capital expenditure cash flow*	21 967	19 125

*   Excludes finance costs capitalised to assets under construction.

			2019	2018
			Rm	Rm

Capital expenditure
Projects to expand operations comprise of:	Project location	Business segment
Lake Charles Chemicals Project	United States	Base and Performance Chemicals	30 289	30 100
China Ethoxylation plant	China	Performance Chemicals	489	398
Canadian shale gas asset	Canada	Exploration and Production International	141	101
High-density polyethylene plant	United States	Base Chemicals	—	265
Mozambique exploration and development	Mozambique	Exploration and Production International	221	1 002
Other projects to expand operations	Various	Various	1 445	1 644

Capital expenditure cash flow*			32 585	33 510

*Excludes finance costs capitalised to assets under construction.

Project-related performance guarantees

With the settlement of the LCCP term loan the completion guarantees and sureties issued in respect of the Lake Charles Chemicals Project have been discharged.

Accounting policies:

Assets under construction

Assets under construction are non-current assets, which includes land and expenditure capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment, intangible assets and exploration assets. The cost of self-constructed assets includes expenditure on materials, direct labour and an allocated proportion of project overheads. Cost also includes the estimated costs of dismantling and removing the assets and site rehabilitation costs to the extent that they relate to the construction of the asset as well as gains or losses on qualifying cash flow hedges attributable to that asset. When regular major inspections are a condition of continuing to operate an item of property, plant and equipment, and plant shutdown costs will be incurred, an estimate of these shutdown costs are included in the carrying value of the asset at initial recognition. Land acquired, as well as costs capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment are classified as part of assets under construction.

Finance expenses in respect of specific and general borrowings are capitalised against qualifying assets as part of assets under construction. Where funds are borrowed specifically for the purpose of acquiring or constructing a qualifying asset, the amount of finance expenses eligible for capitalisation on that asset is the actual finance expenses incurred on the borrowing during the period less any investment income on the temporary investment of those borrowings.

Where funds are made available from general borrowings and used for the purpose of acquiring or constructing qualifying assets, the amount of finance expenses eligible for capitalisation is determined by applying a capitalisation rate to the expenditures on these assets. The capitalisation rate of 5,5% is calculated as the weighted average of the interest rates applicable to the borrowings of the group that are outstanding during the period, including borrowings made specifically for the purpose of obtaining qualifying assets once the specific qualifying asset is ready for its intended use. The amount of finance expenses capitalised will not exceed the amount of borrowing costs incurred.

Exploration assets

Exploration assets comprise capitalised expenditure relating to the exploration for and evaluation of mineral resources (coal, oil and gas). Mineral assets comprise capitalised expenditure relating to producing coal, oil and gas properties, including development costs and previously capitalised exploration assets.

Oil and gas

The successful efforts method is used to account for natural oil and gas exploration, evaluation and development activities.

Property and licence acquisition costs as well as development cost, including expenditure incurred to drill and equip development wells on proved properties, are capitalised as part of assets under construction and transferred to mineral assets in property, plant and equipment when the assets begin producing.

On completion of an exploratory well or exploratory-type stratigraphic test well, the entity will be able to determine if there are oil or gas resources. The classification of resources as proved reserves depends on whether development of the property is economically feasible and recoverable in the future, under existing economic and operating conditions, and if any major capital expenditure to develop the property as a result of sufficient quantities of additional proved reserves being identified is justifiable, approved and recoverable.

The cost of exploratory wells, through which potential proved reserves may be or have been discovered and the associated exploration costs are capitalised as exploration and evaluation assets in assets under construction. These costs remain capitalised pending the evaluation of results and the determination of whether there are proved reserves.

The following conditions must be met for these exploration costs to remain capitalised:

•	Sufficient progress is being made in assessing the oil and gas resources, including assessing the economic and operating viability with regards to developing the property.

•

It has been determined that sufficient oil and gas resources or reserves exist which are economically viable based on a range of technical and commercial considerations to justify the capital expenditure required for the completion of the well as a producing well, either individually or in conjunction with other wells.

Progress in this regard is reassessed at each reporting date and is subject to technical, commercial and management review to ensure sufficient justification for the continued capitalisation of such qualifying exploration and evaluation expenditure as an exploration and evaluation asset as part of assets under construction. If both of the above conditions are not met or if information is obtained that raise substantial doubt about the economic or operating viability, the costs are charged to the income statement.

Exploratory wells and exploratory-type stratigraphic test wells can remain suspended on the statement of financial position for several years while additional activity including studies, appraisal, drilling and/or seismic work on the potential oil and gas field is performed or while the optimum development plans and timing are established in the absence of impairment indicators.

Coal mining

Coal mining exploration and evaluation expenditure is charged to the income statement until completion of a final feasibility study supporting proved and probable coal reserves. Expenditure incurred subsequent to proved and probable coal reserves being identified is capitalised as exploration assets in assets under construction.

Expenditure on producing mines or development properties is capitalised when excavation or drilling is incurred to extend reserves or further delineate existing proved and probable coal reserves. All development expenditure incurred after the commencement of production is capitalised to the extent that it gives rise to probable future economic benefits.

A unit is considered to be produced once it has been removed from underground and taken to the surface, passed the bunker and has been transported by conveyor over the scale of the shaft head. The calculation is based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. Inaccessible reserves are excluded from the calculation.